Financial result (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income	SFr 23.5	SFr 11.5	SFr 5.7
Financial income	23.5	11.5	5.7
Bank charges	(7.3)	(4.3)	(2.1)
Interest expenses leases	(15.3)	(6.5)	(4.2)
Interest expenses on employee benefits	(0.5)	(0.5)	(0.1)
Financial expenses	(23.1)	(11.3)	(6.4)
Foreign exchange gain / (losses)	67.7	(111.4)	(6.5)
Foreign exchange gain / (loss)	67.7	(111.4)	(6.5)
Financial result	SFr 68.1	SFr (111.1)	SFr (7.2)